Significant events	12 Months Ended
Dec. 31, 2024
Significant events
Significant events

2.           Significant events

2024

a)	Short-term loans

GACN has obtained short-term loans for an aggregate amount of Ps. 600,000. Proceeds will be used to support working capital needs and strengthen the Company’s liquidity position. The loans have maturities of three and six months and a weighted average annual interest rate of TIIE 28 plus 60 basis points. Through these financings, GACN continues to maintain a solid capital structure.

2023

b)	Debt issuance and repayment of bank loans

On March 10, 2023, GACN issued long-term sustainability-linked debt securities for a total of Ps.3,200,000 in two tranches, one at a variable rate and the other at a fixed rate. The variable rate tranche, in the amount of Ps.640,000 (ticker: OMA 23L), matures in 3.4 years and bears interest at 28-day TIIE plus 22 basis points.

The fixed rate tranche, in the amount of Ps.2,560,000 (ticker: OMA 23-2L), maturing in 7 years, bears interest at a rate of 10.26%. In both cases, the principal amount will be paid in a single installment at maturity.

The proceeds of the issuance were used to repay Ps.1,200,000 of short-term bank debt, and to make the full repayment of the debt securities (ticker OMA13) for Ps.1,500,000, and the remaining for general corporate purposes, including the execution of possible investments, which had not been defined at that date.

c)	Changes to Tariff Regulation

On October 20, 2023, new bases for tariff regulation (the “Bases”) issued by the Federal Civil Aviation Agency (“AFAC”) became effective. The Bases for tariff regulation refer to those set forth in Annex 7 of the concession titles of the thirteen airports operated by the Company.

Among the main modifications to the Bases are: (i) Determination of the methodology based on the weighted average cost of capital (“WACC”) for the calculation of the discount rate to be used in the determination of the maximum tariffs in each ordinary five-year review; (ii) Adjustments at the end of a five-year period of the reference value in case an excess of observed traffic units are above a certain level over the traffic units estimated at the beginning of the five-year period; and (iii) Redistribution of the reference value in each ordinary five-year review based on traffic units of each airport.

Additionally, the Mexican Congress approved an increase in the percentage of royalties on revenues obtained by the concessionaires from 5% to 9% applicable beginning January 1, 2024. The incremental amount of royalties payable on regulated revenues for the 2024-2025 period will be added to the reference value used to determine the maximum tariff in the next ordinary five-year review for the 2026-2030 five-year period and is expected to be recovered through the maximum tariffs determined for such five-year period.

The Company’s management evaluated the changes to the Basis and the increase in the amount of fees payable by the concessionaires and considers that such changes do not have a material impact on the Company’s expected results and net cash flow.

d)	Impact of Hurricane OTIS

On October 24 and 25, 2023, Hurricane OTIS, a category 5 storm, made landfall in Acapulco City, resulting in the temporary closure of Acapulco Airport. From October 25 to November 12, 2023, only humanitarian aid flights were permitted to operate. Regular commercial aviation operations resumed on November 13, 2023. In 2023, Acapulco International Airport represented 3.3% of the Company´s total passenger traffic and contributed 3.2% to GACN’s aeronautical and non-aeronautical revenues.

In 2024, total passenger traffic at Acapulco Airport decreased 32.7%, with respect to the previous year.

The Company expects that passenger traffic at Acapulco Airport will gradually recover in line with the reopening of hotel rooms and other tourist infrastructure in the city. At the end of 2024, the Entity’s consolidated financial statements reflect in “Property, leasehold improvements and equipment, net” the amount of Ps.137,930, corresponding to the investments made in the recovery of the airport after OTIS and that were pending claim before the insurance contracted by the Company, or if applicable, to be recognized as an investment in the concession under the master development programs.